Summary of Significant Accounting Policies (Details) - shares	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Warrants
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Anti-dilutive excluded from the calculation of diluted net loss per share	23,593,356	58,130,750
Common shares underlying convertible debt
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Anti-dilutive excluded from the calculation of diluted net loss per share	5,125,363	15,000,000
Stock Incentive Plan
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Anti-dilutive excluded from the calculation of diluted net loss per share	4,512,715	3,600,073
Unvested restricted stock
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Anti-dilutive excluded from the calculation of diluted net loss per share	643,501	1,093,501